Subsequent Events	12 Months Ended
Oct. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16 – SUBSEQUENT EVENTS

The Company agreed to issue 30,000,000 shares of common stock together with 90,000,000 warrants at a price of $0.40 per share. As of October 23, 2025, the 30,000,000 shares of common stock were issued. The total consideration for the transaction was valued at the market price of 100 Bitcoins as of October 23, 2025, which was equivalent to $11,034,000. As of January 12, 2026, the Company received 100 Bitcoins with value of $9,139,950.

On November 3, 2025, the Company filed a registration statement on Form F-3 with the U.S. Securities and Exchange Commission (the “SEC”) to register the resale from time to time of up to 18,440,000 ordinary shares issuable upon exercise of the Company’s common warrants by the relevant selling security holders.

On December 12, 2025, the Company filed a shelf registration statement on Form F-3 with the U.S. Securities and Exchange Commission (the “SEC”) to register for future offerings from time to time, up to an aggregate offering price of $500,000,000, of various securities.

Pursuant to a Notice of Effectiveness issued by the SEC on January 23, 2026, this registration statement has now become effective. This allows the Company to offer and sell, through one or more future issuances, the registered securities with a total offering price of up to $500,000,000 under this shelf registration statement.

On December 15, 2025, the Company filed a prospectus supplement to conduct a registered direct offering, pursuant to which the Company offers (i) 137,000 ordinary shares and (ii) 1,463,000 pre-funded warrants. The offering price is $2.50 per ordinary share and $2.422 per pre-funded warrant. Univest Securities, LLC acts as the sole placement agent for the offering, with an expected delivery date of the securities on or about December 15, 2025.

On February 6, 2026, the Company held its 2026 Extraordinary General Meeting of Shareholders (the “Meeting”). At the Meeting, the shareholders voted to approve (1) the proposal that the Company's authorized share capital be increased from $9,750,000 divided into 125,000,000 with a par value of $0.078, to $97,500,000 divided into 1,250,000,000 with immediate effect by the creation of 1,125,000,000 ordinary shares with a par value of $0.078 and (2) the proposal that (i) on a date when the closing market price per ordinary shares of par value of $0.078 each is less than $10.00, or on such date as the board of directors of the Company deems advisable and may determine in its absolute discretion, and subject to Nasdaq's approval, each 100 ordinary shares of a par value of US$0.078 each be consolidated into 1 (one) ordinary share of a par value of US$7.8 each, such that following such share consolidation, the authorized share capital of the Company will be US$97,500,000 divided into 1,250,000,000 ordinary shares of a par value of $7.8 each (the “Share Consolidation”);

On February 12, 2026, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with certain U.S.- and/or non-U.S. investors (collectively, the “Purchasers”) pursuant to which the Company agreed to sell to the Purchasers an aggregate of 40,000,000 ordinary shares, par value $0.078 per share, of the Company at a price of $1.5 per share to purchase an aggregate of 40,000,000 ordinary shares, for the aggregate purchase price of $60,000,000, which purchase price could be paid by the Purchasers in fiat money or in cryptocurrencies.

These events occurred after the reporting period and do not affect the financial statements as of and for the year ended October 31, 2025.